Retirement Plans	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

NOTE 15 - RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $1,074, $892 and $805 in 2019, 2018 and 2017, respectively. The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1 ⁄ 2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no additional benefits would accrue beyond April 30, 2014.

NOTE 15 - RETIREMENT PLANS (Continued)

In October 2015, the Company, on behalf of it and its subsidiaries, entered into Pension Shortfall Agreements (the “Shortfall Agreements”) with ten employees of the Bank. When the Company ceased accruals to its defined benefit pension plan on April 30, 2014, the circumstances of some participants with limited periods until their anticipated retirement dates would not permit them to use other available alternatives to make up for the shortfall in their expected pension. The Company calculated the total amount of the shortfall for each of the referenced individuals after considering its contributions to other retirement benefits. Pension shortfall expense was $161 in 2019, $180 in 2018 and $18 in 2017. Included in pension shortfall expense was interest expense, totaling $20, $24 and $18 in 2019, 2018 and 2017, respectively, which was also recorded in and credited to the accounts of the ten individuals covered by this plan.

Information about the pension plan is as follows:

	2019	2018
Change in benefit obligation:
Beginning benefit obligation	$13,338	$17,916
Service cost	—	—
Interest cost	479	627
Curtailment gain	—	—
Settlement loss	—	98
Actuarial (gain)/loss	3,546	(1,800)
Benefits paid	(1,793)	(104)
Settlement payments	—	(3,399)
Ending benefit obligation	15,570	13,338
Change in plan assets, at fair value:
Beginning plan assets	15,572	19,306
Actual return	1,404	(207)
Employer contribution	—	—
Benefits paid	(1,793)	(104)
Settlement payments	—	(3,399)
Administrative expenses	—	(24)
Ending plan assets	15,183	15,572
Funded status at end of year	$(387)	$2,234

Amounts recognized in accumulated other comprehensive income (loss) at December 31, consist of unrecognized actuarial loss of $6,009, net of $1,597 tax in 2019 and $3,799, net of $1,010 tax in 2018.

The accumulated benefit obligation for the defined benefit pension plan was $15,570 at December 31, 2019 and $13,338 at December 31, 2018.

NOTE 15 - RETIREMENT PLANS (Continued)

The components of net periodic pension expense were as follows:

	2019	2018	2017
Service cost	$—	$—	$—
Interest cost	479	627	679
Expected return on plan assets	(811)	(1,355)	(1,178)
Net amortization and deferral	156	149	380
Net periodic pension cost (benefit)	(176)	(579)	(119)
Additional loss due to settlement	—	1,188	237
Total pension cost (benefit)	$(176)	$609	$118

Net loss (gain) recognized in other comprehensive income	$2,798	$(1,453)	$(322)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$2,622	$(2,032)	$(441)

The components of net periodic benefit cost other than the service cost component are included in the line item “other operating expenses” in the Consolidated Statement of Operations.

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $156.  The Company incurred settlement costs in 2019, 2018 and 2017 of $0, $1,188 and $237, respectively.

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2019	2018	2017
Discount rate on benefit obligation	3.13%	4.14%	3.51%
Long-term rate of return on plan assets	4.96%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2019	2018	2017
Discount rate on benefit obligation	4.14%	3.51%	4.00%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2019, 2018 and 2017 was zero.

NOTE 15 - RETIREMENT PLANS (Continued)

The Company’s pension plan asset allocation at year-end 2019 and 2018 and target allocation for 2020 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2020	2019	2018
Equity securities	0-30%	20.0%	33.1%
Debt securities	70-100	80.0	20.7
Money market funds	0	0.0	46.2
Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in seven diversified investment funds, which include four equity funds and three bond funds. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 4.96% in 2019 and 7.00% in 2018. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Company does not expect to make any contribution to its pension plan in 2020. Employer contributions totaled $0 in 2019. Decreased plan assets and increased benefit obligations and actuarial gains led to a change in funded status from $2,234 at December 31, 2018 to a deficit of $387 at December 31, 2019.

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2019 and 2018:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Common/collective trust:
Bonds	$12,146	$—	$—	$12,146
Equities	3,037	—	—	3,037
Total assets at fair value	$15,183	$—	$—	$15,183

NOTE 15 - RETIREMENT PLANS (Continued)

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$2,689	$—	$—	$2,689
Common/collective trust:
Bonds	3,221	—	—	3,221
Equities	5,153	—	—	5,153
Money market	4,509	—	—	4,509
Total assets at fair value	$15,572	$—	$—	$15,572

Investment in equity securities, debt securities, money market funds and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows:

2020	$204
2021	246
2022	314
2023	375
2024	416
2025 through 2029	480
Total	$2,035

Supplemental Retirement Plan

Civista established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Under the SERP, participants will receive annually, following retirement, a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2019, was $2,836, compared to $2,570 at December 31, 2018. The expense related to the SERP was $394, $351 and $365 for 2019, 2018 and 2017, respectively. Distributions to participants made in 2019, 2018 and 2017 totaled $128, $87, and $41, respectively.